SCHEDULE OF FAIR VALUE ESTIMATES (Details) - USD ($)	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative, Gain (Loss) on Derivative, Net	$ 2,745,309	$ 2,954,109
Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative, Gain (Loss) on Derivative, Net
Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative, Gain (Loss) on Derivative, Net
Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative, Gain (Loss) on Derivative, Net	$ 10,483,371